Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings (Loss) Per Share [Abstract]
Schedule of profit (loss) attributed to ordinary shareholders (basic)
	2022	2021	2020
	U.S. dollars in thousands
Total comprehensive income (loss) for the year	(1,348)	435	(2,954)

Schedule of weighted-average number of ordinary shares (basic)
	2022	2021	2020
	Number of shares
Issued ordinary shares at January 1	544,906,149	514,205,799	514,205,799
Issued March 7,2021 due to warrant exercise	-	10,634,406	-
Issued May 4, 2021 due to warrant exercise	-	639,508	-
Issued July 6, 2021 due to warrant exercise	-	4,145,205	-
Issued August 30, 2021 due to warrant exercise	-	1,179,452	-
Issued September 1, 2021 due to warrant exercise	-	414,384	-
Issued October 11, 2021 due to warrant exercise	-	776,713	-

Weighted average number of ordinary shares (basic)	544,906,149	531,995,467	514,205,799

Schedule of profit (loss) attributed to ordinary shareholders (diluted)
	2022	2021	2020
	U.S. dollars in thousands
Total comprehensive income (loss) for the year (basic)	(1,348)	435	(2,954)
Warrant revaluation income	-	(660)	-
	(1,348)	(225)	(2,954)

Schedule of weighted-average number of ordinary shares (diluted)
	2022	2021	2020
	Number of shares
Weighted-average number of ordinary shares (basic)	544,906,149	531,995,467	514,205,799
Effect of warrants	-	83,552,979	-

Weighted average number of ordinary shares (diluted)	544,906,149	615,548,446	514,205,799